Condensed Consolidated Statements of Income and Comprehensive Income (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Sep. 30, 2017	Sep. 30, 2016
Revenues
Sales to third parties	$ 12,865,585	$ 11,268,264	$ 25,866,459	$ 19,702,441
Sales to related parties	154,452	402,127	799,142	1,012,789
Total revenue	13,020,037	11,670,391	26,665,601	20,715,230
Cost of revenues	10,920,758	9,695,401	22,140,879	17,371,416
Gross Profit	2,099,279	1,974,990	4,524,722	3,343,814
Operating expenses
Selling and distribution expenses	90,684	54,593	140,019	78,507
General and administrative expenses	731,008	665,047	915,474	395,854
Total operating expenses	821,692	719,640	1,055,493	474,361
Income from operations	1,277,587	1,255,350	3,469,229	2,869,453
Other income (expenses)
Interest income	376	172	311	475
Interest expense	(86,138)	(111,209)	(209,159)	(250,732)
Other income (expenses), net	7,452	(561)	15,758	(39,739)
Total other expenses	(78,310)	(111,598)	(193,090)	(289,996)
Income before income taxes	1,199,277	1,143,752	3,276,139	2,579,457
Provision for income taxes	1,591	7,870	5,793	269,367
Net income	1,197,686	1,135,882	3,270,346	2,310,090
Less: net loss attributable to non-controlling interest	(1,667)	(874)	(964)	(4,072)
Net income attributable to Farmmi, Inc.	1,199,353	1,136,756	3,271,310	2,314,162
Comprehensive income
Net income	1,197,686	1,135,882	3,270,346	2,310,090
Other comprehensive income: foreign currency translation gain (loss)	700,595	(240,247)	95,185
Total comprehensive income	1,898,281	895,635	3,365,531	2,622,461
Comprehensive income (loss) attributable to non-controlling interest	51,697	(29,577)	1,075	(19,913)
Comprehensive income attributable to Farmmi, Inc.	$ 1,846,584	$ 925,212	$ 3,364,456	$ 2,642,374
Weighted average number of shares basic and diluted (in shares)	10,411,231	10,000,000	10,000,000	10,000,000
Basic and diluted earnings per common share (in dollars per share)	$ 0.12	$ 0.11	$ 0.33	$ 0.23